INCOME TAX - Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
Operating loss carry forwards	$ 18,360	$ 23,536
Reserves and allowances	5,721	5,228
Net deferred tax assets before valuation allowance	24,081	28,764
Valuation allowance	(21,230)	(27,923)
Net deferred tax assets	2,851	841
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	19,077	20,025
Valuation allowance	(16,226)	(19,184)
Net deferred tax assets	2,851	841
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	5,004	8,739
Valuation allowance	(5,004)	(8,739)
Deferred Tax Liabilities, Net	$ 0	$ 0